Related party transactions (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Assets	R$ 44,438,896	R$ 46,464,248
Derivatives Measured At Fair Value Through Profit Or Loss, Net	3,933,982	(333,181)
Debt Instruments		67,071
Loans and other amounts with credit institutions - Availability and Applications in Foreign Currency (Overnight Applications)	11,022,259	18,899,972
Loans and other values with customers	28,861,596	27,607,543
Other Assets	592,992	200,372
Warranties and Limits	28,067	22,471
Liabilities	(16,187,760)	(11,345,866)
Deposits from credit institutions	(4,659,780)	(608,137)
Securities		(558,904)
Customer deposits	(2,695,611)	(1,975,864)
Other financial liabilities - Dividends and interest on equity payable	(8,276,479)	(7,268,606)
Other Liabilities	(555,890)	(934,355)
Debt Instruments Eligible for Capital
Income	2,223,297	(1,645,339)
Interest and similar income - Loans and amounts due from credit institutions	198,597	315,152
Warranties and Limits	25	25
Interest expense and similar charges	(785,542)	(1,440,614)
Fee and commission income (expense)	1,605,387	2,386,305
Gains (losses) on financial assets and liabilities and exchange differences (net)	2,220,253	(2,158,895)
Other operating income (expenses)	331,975	326,301
Administrative expenses and amortization	(1,347,398)	(913,664)
Profit from disposal of assets not classified as non-current assets held for sale		(159,949)
Parent [member]
IfrsStatementLineItems [Line Items]
Assets	14,794,190	18,182,830
Derivatives Measured At Fair Value Through Profit Or Loss, Net	3,927,271	(333,181)
Debt Instruments
Loans and other amounts with credit institutions - Availability and Applications in Foreign Currency (Overnight Applications)	10,865,422	18,514,514
Loans and other values with customers
Other Assets	1,497	1,497
Warranties and Limits
Liabilities	(3,932,658)	(304,650)
Deposits from credit institutions	(3,909,005)	(11,181)
Securities
Customer deposits
Other financial liabilities - Dividends and interest on equity payable	(181)
Other Liabilities	(23,472)	(293,469)
Debt Instruments Eligible for Capital
Income	2,029,355	(2,790,659)
Interest and similar income - Loans and amounts due from credit institutions	189,556	268,957
Warranties and Limits
Interest expense and similar charges	(81,444)	(625,820)
Fee and commission income (expense)	(900)	(5,344)
Gains (losses) on financial assets and liabilities and exchange differences (net)	2,219,950	(2,157,771)
Other operating income (expenses)
Administrative expenses and amortization	(297,807)	(270,681)
Profit from disposal of assets not classified as non-current assets held for sale
Joint Controlled Companies And Other Related Party [Member]
IfrsStatementLineItems [Line Items]
Assets	29,515,608	28,222,527
Derivatives Measured At Fair Value Through Profit Or Loss, Net
Debt Instruments		67,071
Loans and other amounts with credit institutions - Availability and Applications in Foreign Currency (Overnight Applications)	156,837	385,458
Loans and other values with customers	28,767,276	27,571,123
Other Assets	591,495	198,875
Warranties and Limits
Liabilities	(12,442,585)	(10,423,148)
Deposits from credit institutions	(750,775)	(596,956)
Securities		(519,000)
Customer deposits	(2,623,152)	(1,946,618)
Other financial liabilities - Dividends and interest on equity payable	(8,276,298)	(7,268,606)
Other Liabilities	(792,360)	(91,968)
Debt Instruments Eligible for Capital
Income	614,997	1,810,374
Interest and similar income - Loans and amounts due from credit institutions	1,763	45,881
Warranties and Limits
Interest expense and similar charges	(275,437)	(149,293)
Fee and commission income (expense)	1,606,287	2,391,649
Gains (losses) on financial assets and liabilities and exchange differences (net)		(1,232)
Other operating income (expenses)	331,975	326,301
Administrative expenses and amortization	(1,049,591)	(642,983)
Profit from disposal of assets not classified as non-current assets held for sale		(159,949)
Subsidiaries Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Assets	129,098	58,891
Derivatives Measured At Fair Value Through Profit Or Loss, Net	6,711
Debt Instruments
Loans and other amounts with credit institutions - Availability and Applications in Foreign Currency (Overnight Applications)
Loans and other values with customers	94,320	36,420
Other Assets
Warranties and Limits	28,067	22,471
Liabilities	187,483	(618,068)
Deposits from credit institutions
Securities		(39,904)
Customer deposits	(72,459)	(29,246)
Other financial liabilities - Dividends and interest on equity payable
Other Liabilities	259,942	(548,918)
Debt Instruments Eligible for Capital
Income	(421,055)	(665,054)
Interest and similar income - Loans and amounts due from credit institutions	7,278	314
Warranties and Limits	25	25
Interest expense and similar charges	(428,661)	(665,501)
Fee and commission income (expense)
Gains (losses) on financial assets and liabilities and exchange differences (net)	303	108
Other operating income (expenses)
Administrative expenses and amortization
Profit from disposal of assets not classified as non-current assets held for sale